Dividends (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Summary of Declared Dividends
Dividends. On June 1, 2023, the Company’s Board of Directors declared the following dividends:

	Dividend	Payable on:	Record Date:
5.950% Preference Shares (AHL PRC)	$0.3719	July 1, 2023	June 15, 2023
5.625% Preference Shares (AHL PRD)	$0.3516	July 1, 2023	June 15, 2023
5.625% Preference Shares, represented by depositary shares (AHL PRE)(1)	$351.56	July 1, 2023	June 15, 2023
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(1)     The 5.625% Preference Shares are represented by depositary shares, each representing a 1/1000th interest in a share of the 5.625% Preference Shares. The dividend paid per depositary share is likewise 1/1000th of the declared dividend, equivalent to $0.35156 per depositary share.
In the six months ended June 30, 2023, the Company paid an ordinary shares dividend of $20.0 million to Highlands Bermuda Holdco, Ltd., the holder of all the Company’s ordinary shares.